Issue of Convertble notes (Details) (USD $)	Dec. 01, 2013	Oct. 31, 2013	Oct. 01, 2013	Aug. 01, 2013	Jun. 01, 2013	Apr. 01, 2013	Feb. 01, 2013
Issue of Convertble notes
Company issued a convertible debenture to a non-related party	$ 32,500	$ 32,500	$ 32,500	$ 32,500	$ 32,500	$ 32,500	$ 37,500
Interest rate per annum on notes	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%
Conversion rate of notes	58.00%	58.00%	58.00%	58.00%	58.00%	58.00%	58.00%
Number of days after whch notes can be converted	180	180	180	180	180	180	180
The fair value of the derivative liability resulted in a full discount to the note payable	24,958	24,963	24,953	24,963	24,953	24,979	28,810
Company issued shares of common stock for the conversion					2,312,268	1,716,573	2,349,367
The Company paid financing costs of relating to the issuance of the note					2,500	2,500	2,500
Accrued nterest on convertible notes					$ 1,300	$ 1,300	$ 1,500